Income Taxes - Cash Payments of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 81.3	$ 79.8	$ 75.7
Rental expense	$ 47.5	$ 47.1	$ 41.8